NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated August 13, 2015
to the Prospectus dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager International Value Fund

Effective immediately the Prospectus is amended as follows:

1.	The information under the section entitled “Portfolio Managers” on page 9 of the Prospectus is deleted and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Dimensional
Karen Umland, CFA	Senior Portfolio Manager and Vice President	Since 2012
Joseph H. Chi, CFA	Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President	Since 2012
Jed S. Fogdall	Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President	Since 2012
Henry F. Gray	Head of Global Equity Trading and Vice President	Since 2012
Bhanu P. Singh	Senior Portfolio Manager and Vice President	Since 2015
Mary Phillips, CFA	Senior Portfolio Manager and Vice President	Since 2015
JPMorgan
Gerd Woort-Menker	Managing Director and Lead Portfolio Manager	Since 2008
Jeroen Huysinga	Managing Director and Lead Portfolio Manager	Since 2008
Georgina Perceval Maxwell	Managing Director and Lead Portfolio Manager	Since 2008

2.	The first paragraph under the section “Portfolio Management,” within the subheading “Dimensional”, on page 57 of the Prospectus, is deleted and replaced with the following:

The portion of the Fund subadvised by Dimensional is managed using a team approach. The following portfolio managers are responsible for coordinating the day-to-day management of the portion of the Fund subadvised by Dimensional: Karen Umland, CFA, Joseph H. Chi, CFA, Jed S. Fogdall, Henry F. Gray, Bhanu P. Singh and Mary Phillips, CFA.

3.	The following information supplements the section “Portfolio Management,” within the subheading “Dimensional”, on page 57 of the Prospectus:

Mr. Singh is a Senior Portfolio Manager and Vice President at Dimensional. He holds a BA in business economics with honors from the University of California, Los Angeles, and an MBA in analytical finance with honors from the University of Chicago Booth School of Business. Mr. Singh joined Dimensional in 2003 and has been a portfolio manager since 2012.

Ms. Phillips, CFA, is a Senior Portfolio Manager at Dimensional. She holds an MBA from the University of Chicago Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips joined Dimensional in 2012 and has been a portfolio manager since 2014. Prior to joining Dimensional, Ms. Phillips worked as a portfolio manager at Russell Investments from 2003 to 2010.

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